Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Applied Industrial Technologies, Inc.
Amendment Flag	false
Entity Central Index Key	0000109563
EBP 003
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Applied Industrial Technologies, Inc.
Amendment Flag	false
Entity Central Index Key	0000109563
EBP, Plan Number	003
Entity Tax Identification Number	34-0117420